ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	¥ 121,149	$ 19,011	¥ 99,920
Salaries and welfare payable	42,628	6,689	24,701
Business and other taxes payable	20,954	3,288	8,396
Payable to acquire the non-controlling interests of CCM(HK)			25,166
MD Anderson consulting fee payable			20,391
Acquisition payable for investment in CMCC			11,863
Contractual liabilities	81,032	12,716	87,740
Other payables	116,414	18,268	51,913
Total	¥ 382,177	$ 59,972	¥ 330,090